LEASES - Schedule of Lease Renegotiations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	R$ 12,711,063	R$ 21,378,847
Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	12,532,206	17,338,698	R$ 12,455,827
Current	3,353,501	4,928,197	3,349,056
Non-current	9,178,705	12,410,501	9,106,771
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	12,532,206	17,338,698
Leases – Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	178,857	1,356,984	1,030,845
Current	0	144,706	121,948
Non-current	178,857	1,212,278	908,897
Leases – Convertible to equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	0	2,683,165	1,659,739
Current	0	1,241,318	216,388
Non-current	R$ 0	R$ 1,441,847	R$ 1,443,351